Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows lost in from operating activities
Net loss	$ (66,787,000)	$ (27,891,000)	$ (67,883,898)	$ (21,671,394)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,368,000	533,000	1,653,318	841,736
Amortization of deferred financing and convertible debt discount	2,764,000	385,000	3,484,753	116,857
Provision for doubtful accounts	569,000	288,000	641,357	710,882
Loss on disposal of assets		228,000	227,800	0
Stock-based compensation	22,930,000	461,000	855,396	992,082
Issuance of commitment shares to Lincoln Park	452,000
Income from settlement of bonus liability with RSUs	(554,000)
Compensation expense related to equity classified warrants			0	200,373
Change in fair value of warrants	(6,621,000)	1,052,000	1,781,280	80,040
Change in fair value of derivative liability	(30,000)	(6,000)	208,000	0
Non-cash restructuring expenses	153,000
Changes in operating assets and liabilities
Accounts receivable	(1,307,000)	(825,000)	(2,610,138)	(1,840,412)
Inventories	(106,000)	(250,000)	(174,460)	(12,676)
Prepaid production costs	22,000	(493,000)	(702,945)	96,734
Prepaid expenses and other current assets	(6,527,000)	(756,000)	(3,311,925)	(635,941)
Accounts payable	2,103,000	1,389,000	2,335,077	(138,229)
Accrued compensation and other liabilities	(5,588,000)	4,553,000	14,785,409	550,733
Advances from customers	(83,000)	59,000	233,077	(85,466)
Deferred revenue		(5,000)	(5,350)	(102,845)
Other			(287,872)	(6,250)
Other non-current assets	(2,955,000)	87,000
Net cash used in operating activities	(60,197,000)	(21,191,000)	(48,771,121)	(20,903,776)
Cash Flows from Investing Activities:
Additions to property and equipment	(3,161,000)	(2,971,000)	(8,621,917)	(711,727)
Net cash used in investing activities	(3,161,000)	(2,971,000)	(8,621,917)	(711,727)
Cash Flows from Financing Activities:
Proceeds from term loans		11,026,000	31,486,824	427,615
Repayment of term loans	(3,826,000)	(571,000)	(948,928)	(3,140,783)
Proceeds from convertible notes and warrants with related party	0	7,600,000	17,600,000	0
Proceeds from equity contributions			0	7,999,961
Debt issuance costs		(88,000)	(124,791)	0
Proceeds from exercise of stock options	211,000	16,000	87,580	6,750
Payment of deferred financing costs			(500,000)	0
Effect of merger, net of transaction costs paid	22,517,000
Issuance of PIPE shares	75,000,000
Payment of deferred underwriting fees	(1,382,000)
Net cash generated from financing activities	92,520,000	17,983,000	47,600,685	5,293,543
Net increase (decrease) in cash	29,162,000	(6,179,000)	(9,792,353)	(16,321,960)
Cash, beginning of period	8,701,895	18,494,248	18,494,248	34,816,208
Cash, end of period	37,864,000	12,315,000	8,701,895	18,494,248
Supplemental disclosure of cash flow information
Issuance of liability classified warrants in connection with debt			987,747	86,963
Issuance of equity classified warrants in connection with debt			4,445,658	0
Capital expenditures not yet paid	$ 442,000	72,000	239,261	116,000
Interest paid			$ 854,078	$ 110,420
Issuance of liability classified warrants		$ 988,000